Investments (Selected Information Regarding Marketable Equity and Debt Securities) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 1,831	$ 1,422	$ 1,340
Realized gains	[1]	166	128	219
Realized losses	[1]	71	55	84
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		849	733	639
Realized gains	[1]	75	63	110
Realized losses	[1]	$ 30	$ 27	$ 43

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.